Derivative Instruments (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2018	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Interest rate swap
Derivative Instruments
Interest payments	$ 50,000	$ 300,000
Noncurrent assets | Interest rate swap
Derivative Instruments
Fair value of interest rate swap asset			$ 3,644	$ 1,107
Forward contracts
Derivative Instruments
Notional values				36,639
Forward contracts | Other current assets
Derivative Instruments
Fair value of the forward contracts				83
Revenues, net | Forward contracts
Derivative Instruments
Losses/(gains) on the forward contracts			$ 240	$ (1,479)